Document and Entity Information	Sep. 16, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001639225
Document Type	8-K
Document Period End Date	Sep. 16, 2020
Entity Registrant Name	Livongo Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38983
Entity Tax Identification Number	26-3542036
Entity Address, Address Line One	150 West Evelyn Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	(866)
Local Phone Number	435-5643
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	LVGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false